General information - Disclosure of Reconciliation Finance Costs and Finance Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Finance costs
Accrued interest on license fee payables		€ 6,772		€ 7,613
Interest on loans and borrowings	€ 22,160	9,864		5,791
Other interest expense		22		35
Other finance costs
Foreign exchange losses		19,410		14,646
Other finance costs	216			23
Total for the period		36,068		28,108
Foreign exchange losses		(19,410)		(14,646)
Total	32,540	16,658	[1]	13,462	[1]
Finance income
Interest income	5,179	6,661		4,236
Foreign exchange gains		33,216		13,111
Other financial income	118	1,856		98
Total for the period		41,733		17,445
Less Foreign exchange gains		(33,216)		(13,111)
Total	€ 5,297	€ 8,517	[1]	€ 4,334	[1]

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.